Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Mar. 26, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Under the rules adopted pursuant to The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance metrics and TSR of the Company. As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table below. Moreover, the Company generally seeks to incentivize long-term performance and, therefore, does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to the section “Compensation Discussion and Analysis.”

							Value of Initial Fixed $100 Investment Based On:			Company-Selected Measure
Year	Summary Compensation Table Total for Current CEO(1) ($)	Summary Compensation Table Total for Former CEO(1) ($)	Compensation Actually Paid to Current CEO(2) ($)	Compensation Actually Paid to Former CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid to Non-CEO NEOs(4) ($)	TSR(5) ($)	Peer Group TSR(6) ($)	Net Income(7) ($)	Pre-Provision Net Income(8) ($)
2024	4,923,166	—	7,197,575	—	1,517,888	1,986,341	130.77	156.47	41,227,000	50,452,000
2023	5,291,817	—	4,175,812	—	1,730,622	1,452,684	92.44	125.46	15,958,000	36,439,000
2022	4,915,677	—	366,271	—	1,559,523	344,948	99.07	107.05	51,224,000	66,516,000
2021	3,726,285	—	8,203,368	—	1,425,961	2,703,198	196.67	122.65	88,687,000	96,020,000
2020	2,800,893	3,441,816	3,918,267	1,300,234	1,599,449	1,920,139	100.20	97.82	26,730,000	47,338,000

__________

(1) The dollar amounts reported are the amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table. Peter R. Knitzer served as our former Chief Executive Officer, and his employment terminated on March 26, 2020.

(2) The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Beck (current CEO) and Mr. Knitzer (former CEO), as applicable, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Beck or Mr. Knitzer during the applicable year. The following adjustments were made to Mr. Beck’s and Mr. Knitzer’s total compensation, respectively, for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for CEO ($)	Less: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to CEO ($)
2024	4,923,166	2,999,984	5,274,393	7,197,575
2023	5,291,817	2,999,987	1,883,982	4,175,812
2022	4,915,677	2,999,974	(1,549,432)	366,271
2021	3,726,285	1,679,946	6,157,029	8,203,368
2020	2,800,893	1,229,495	2,346,869	3,918,267

Year	Reported Summary Compensation Table Total for Former CEO ($)	Less: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to Former CEO ($)
2024	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A
2020	3,441,816	—	(2,141,582)	1,300,234

__________

(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the year-end; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year (any such dividends are accrued but not paid unless and until the applicable award (or portion thereof) vests). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Beck are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	3,198,286	786,091	602,465	608,303	—	79,247	5,274,393
2023	1,907,875	(210,041)	410,861	(233,257)	—	8,544	1,883,982
2022	965,224	(1,134,964)	267,265	(1,780,084)	—	133,126	(1,549,432)
2021	2,860,183	1,429,691	842,850	963,945	—	60,359	6,157,029
2020	1,863,394	(11,407)	494,371	(8,816)	—	9,327	2,346,869

The amounts deducted or added in calculating the equity award adjustments for Mr. Knitzer are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	—	85,771	—	(1,152,968)	(1,079,477)	5,091	(2,141,582)

(3) The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Beck, who has served as our CEO since 2020, and Mr. Knitzer, who served as our CEO until his termination on March 26, 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Mr. Beck and Mr. Knitzer, as applicable) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Harpreet Rana, Brian J. Fisher, Manish Parmar, and Catherine R. Atwood; (ii) for 2023, 2022, and 2021, Harpreet Rana, John D. Schachtel, Brian J. Fisher, and Manish Parmar; and (iii) for 2020, Harpreet Rana, John. D. Schachtel, Brian J. Fisher, Manish Parmar, and Michael S. Dymski.

(4) The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Beck and Mr. Knitzer, as applicable), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Beck and Mr. Knitzer, as applicable) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Beck and Mr. Knitzer, as applicable) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Less: Average Reported Value of Equity Awards(a) ($)	Add: Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2024	1,517,888	633,477	1,101,930	1,986,341
2023	1,730,622	733,715	455,778	1,452,684
2022	1,559,523	711,188	(503,387)	344,948
2021	1,425,961	373,407	1,650,643	2,703,198
2020	1,599,449	562,188	882,877	1,920,139

The amounts deducted or added in calculating the total average equity award adjustments noted above are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	675,354	165,988	127,213	122,986	—	10,389	1,101,930
2023	466,610	(49,795)	100,489	(61,659)	—	132	455,778
2022	228,822	(333,259)	63,356	(493,920)	—	31,614	(503,387)
2021	644,027	528,887	166,476	293,032	—	18,221	1,650,643
2020	698,510	11,595	197,260	(29,216)	—	4,729	882,877

(5) Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period.

(6) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Company utilized the NYSE Financial Index for the peer group. This index has been utilized historically in our Annual Reports on Form 10-K in connection with the required performance graph.

(7) The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8) Pre-provision net income is defined as net income excluding the tax-effected impact of the provision for credit losses but including the impact of recognized net credit losses. This metric has been adjusted for certain non-operating restructuring expenses incurred in 2023, as well as non-performing loan sales transacted in 2022 and 2023.

Company Selected Measure Name		Pre-Provision Net Income
Named Executive Officers, Footnote		The dollar amounts reported are the amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table. Peter R. Knitzer served as our former Chief Executive Officer, and his employment terminated on March 26, 2020.The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Beck, who has served as our CEO since 2020, and Mr. Knitzer, who served as our CEO until his termination on March 26, 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Mr. Beck and Mr. Knitzer, as applicable) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Harpreet Rana, Brian J. Fisher, Manish Parmar, and Catherine R. Atwood; (ii) for 2023, 2022, and 2021, Harpreet Rana, John D. Schachtel, Brian J. Fisher, and Manish Parmar; and (iii) for 2020, Harpreet Rana, John. D. Schachtel, Brian J. Fisher, Manish Parmar, and Michael S. Dymski.
Peer Group Issuers, Footnote		Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Company utilized the NYSE Financial Index for the peer group. This index has been utilized historically in our Annual Reports on Form 10-K in connection with the required performance graph.
Adjustment To PEO Compensation, Footnote	The following adjustments were made to Mr. Beck’s and Mr. Knitzer’s total compensation, respectively, for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for CEO ($)	Less: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to CEO ($)
2024	4,923,166	2,999,984	5,274,393	7,197,575
2023	5,291,817	2,999,987	1,883,982	4,175,812
2022	4,915,677	2,999,974	(1,549,432)	366,271
2021	3,726,285	1,679,946	6,157,029	8,203,368
2020	2,800,893	1,229,495	2,346,869	3,918,267

Year	Reported Summary Compensation Table Total for Former CEO ($)	Less: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to Former CEO ($)
2024	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A
2020	3,441,816	—	(2,141,582)	1,300,234

__________

(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the year-end; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year (any such dividends are accrued but not paid unless and until the applicable award (or portion thereof) vests). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Beck are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	3,198,286	786,091	602,465	608,303	—	79,247	5,274,393
2023	1,907,875	(210,041)	410,861	(233,257)	—	8,544	1,883,982
2022	965,224	(1,134,964)	267,265	(1,780,084)	—	133,126	(1,549,432)
2021	2,860,183	1,429,691	842,850	963,945	—	60,359	6,157,029
2020	1,863,394	(11,407)	494,371	(8,816)	—	9,327	2,346,869

The amounts deducted or added in calculating the equity award adjustments for Mr. Knitzer are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	—	85,771	—	(1,152,968)	(1,079,477)	5,091	(2,141,582)

Non-PEO NEO Average Total Compensation Amount		$ 1,517,888	$ 1,730,622	$ 1,559,523	$ 1,425,961	$ 1,599,449
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,986,341	1,452,684	344,948	2,703,198	1,920,139
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Beck and Mr. Knitzer, as applicable), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Beck and Mr. Knitzer, as applicable) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Beck and Mr. Knitzer, as applicable) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Less: Average Reported Value of Equity Awards(a) ($)	Add: Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2024	1,517,888	633,477	1,101,930	1,986,341
2023	1,730,622	733,715	455,778	1,452,684
2022	1,559,523	711,188	(503,387)	344,948
2021	1,425,961	373,407	1,650,643	2,703,198
2020	1,599,449	562,188	882,877	1,920,139

The amounts deducted or added in calculating the total average equity award adjustments noted above are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	675,354	165,988	127,213	122,986	—	10,389	1,101,930
2023	466,610	(49,795)	100,489	(61,659)	—	132	455,778
2022	228,822	(333,259)	63,356	(493,920)	—	31,614	(503,387)
2021	644,027	528,887	166,476	293,032	—	18,221	1,650,643
2020	698,510	11,595	197,260	(29,216)	—	4,729	882,877

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

Total Shareholder Return Vs Peer Group

Tabular List, Table

The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•
Pre-provision net income
•
Pre-provision return on assets
•
Total shareholder return

Total Shareholder Return Amount		$ 130.77	92.44	99.07	196.67	100.20
Peer Group Total Shareholder Return Amount		156.47	125.46	107.05	122.65	97.82
Net Income (Loss)		$ 41,227,000	$ 15,958,000	$ 51,224,000	$ 88,687,000	$ 26,730,000
Company Selected Measure Amount		50,452,000	36,439,000	66,516,000	96,020,000	47,338,000
PEO Name	Mr. Knitzer (former CEO)	Mr. Beck	Mr. Beck	Mr. Beck	Mr. Beck
Measure:: 1
Pay vs Performance Disclosure
Name		Pre-provision net income
Measure:: 2
Pay vs Performance Disclosure
Name		Pre-provision return on assets
Measure:: 3
Pay vs Performance Disclosure
Name		Total shareholder return
Mr. Beck [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,923,166	$ 5,291,817	$ 4,915,677	$ 3,726,285	$ 2,800,893
PEO Actually Paid Compensation Amount		7,197,575	4,175,812	366,271	8,203,368	3,918,267
Mr. Knitzer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						3,441,816
PEO Actually Paid Compensation Amount						1,300,234
PEO | Mr. Beck [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,274,393	1,883,982	(1,549,432)	6,157,029	2,346,869
PEO | Mr. Beck [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,198,286	1,907,875	965,224	2,860,183	1,863,394
PEO | Mr. Beck [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		786,091	(210,041)	(1,134,964)	1,429,691	(11,407)
PEO | Mr. Beck [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		602,465	410,861	267,265	842,850	494,371
PEO | Mr. Beck [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		608,303	(233,257)	(1,780,084)	963,945	(8,816)
PEO | Mr. Beck [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		79,247	8,544	133,126	60,359	9,327
PEO | Mr. Beck [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,999,984)	(2,999,987)	(2,999,974)	(1,679,946)	(1,229,495)
PEO | Mr. Knitzer [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,141,582)
PEO | Mr. Knitzer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						85,771
PEO | Mr. Knitzer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,152,968)
PEO | Mr. Knitzer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,079,477)
PEO | Mr. Knitzer [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						5,091
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,101,930	455,778	(503,387)	1,650,643	882,877
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		675,354	466,610	228,822	644,027	698,510
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		165,988	(49,795)	(333,259)	528,887	11,595
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		127,213	100,489	63,356	166,476	197,260
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		122,986	(61,659)	(493,920)	293,032	(29,216)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,389	132	31,614	18,221	4,729
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 633,477	$ 733,715	$ 711,188	$ 373,407	$ 562,188